DIVIDEND (Tables)	12 Months Ended
Mar. 31, 2025
Dividend
SCHEDULE OF DIVIDEND
	Years ended March 31,
	2023	2024	2025
	HKD	HKD	HKD
Interim dividend	$-	$5,500,000	$-